ACQUISITIONS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS
ACQUISITIONS

4.      ACQUISITIONS

(1)Acquisition of Forthright Group

On December 29, 2017, the Group acquired 100% of the shares of Forthright Financial Holdings Company Limited and its subsidiaries (collectively, the “Forthright Group”) from one of the Company’s Founding Shareholders. The operation results of Forthright Group have been included in the combined and consolidated financial statements since acquisition date. Forthright Group mainly engages in providing securities brokerage and advisory services through its wholly-owned subsidiary, Forthright Securities, a Type 1, Type 4 and Type 9 licensed entity incorporated in Hong Kong. A cash consideration of RMB 12.81 million has been transferred to acquire the business. The following table summarizes the consideration paid for Forthright Group and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	12,806

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	58,380
Entrusted bank balances held on behalf of customers	150,452
Equipment and leasehold improvements	1,488
Intangible assets	416
Accounts receivable	9,600
Other assets	4,578
Accounts payable	(149,872)
Accrued employee benefits	(2,649)
Other liabilities	(76,147)

Total identifiable net assets acquired	(3,754)
Goodwill	16,560

Total	12,806

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The acquired intangible asset is the security trading right in the Stock Exchange of Hong Kong, which has indefinite life.

As a result of the acquisition, the Group is expected to expand our business to overseas securities services and other investment services. It also expects to reduce costs through economy of scale. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortised for tax purpose.

(2)Acquisition of Sina Shi Jin (formerly known as Sina Cai Dao)

On July 31, 2017, the Group acquired 51% of the shares of Sina Shi Jin, formerly known as Sina Cai Dao. The operation results of Sina Shi Jin have been included in the combined and consolidated financial statements since acquisition date. Sina Shi Jin mainly engages in providing securities advisory services and securities information platform services. A cash consideration of RMB 18.49 million has been transferred to acquire the business. The following table summarizes the consideration paid for Sina Shi Jin and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	18,488

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	8,908
Equipment and leasehold improvements	96
Deferred tax assets	2,446
Short-term investments	20,000
Other assets	7
Accounts payable	(2,621)
Accrued employee benefits	(379)
Other liabilities	(34)

Total identifiable net assets acquired	28,423
Non-controlling interest	(17,762)
Goodwill	7,827

Total	18,488

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date.

As a result of the acquisition, the Group is expected to expand our services to individual investors seeking investments in securities, wealth management, futures and gold products. It also expects to reduce costs through economy of scale. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for tax purpose.

(3)Other acquisitions in 2017

The Group also completed other business combinations during 2017, including Forthright International, Chun Da, Yuan Shi, Tian Xi, Xu Liang and Bo Zhong. The results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since their respective dates of acquisition.

The Group completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of non-controlling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The acquired intangible assets consist mainly the security investment advisory license of RMB 68.75 million (indefinite-lived intangible assets). As a result of the acquisition, the Group expected to complement its existing businesses and achieve synergies. The goodwill arising from the acquisitions is primarily attributable to the synergies and economy of scale, and is not amortizable for tax purpose.

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the non-controlling interests as of the respective dates of acquisition:

Consideration
Cash	97,836

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	18,508
Accounts receivable	104,096
Equipment and leasehold improvements	4,943
Intangible assets	68,745
Deferred tax assets	10,736
Short-term investments	5,000
Goodwill	766
Other assets	3,398
Accounts payable	(108,104)
Income tax payable	(4,721)
Accrued employee benefits	(735)
Other liabilities	(5,947)

Total identifiable net assets acquired	96,685
Noncontrolling interest	(4,945)
Goodwill	6,096

Total	97,836

(4)Acquisition of Gold Master HK in 2016

On August 31, 2016, the Group acquired 100% of the shares of Gold Master HK. The results of Gold Master HK’s operations have been included in the consolidated financial statements since acquisition date. Gold Master HK is engaged in providing online spot commodity trading services to customers in China on Shanghai Exchange through its wholly-owned subsidiary, Gold Master. A combination of cash and share consideration has been transferred to acquire the business, including RMB 281.62 million in cash and 200,890,940 newly issued Yintech ordinary shares. The following table summarizes the consideration paid for Gold Master HK and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the respective dates of acquisition:

Consideration
Cash	281,619
Equity instrument (200,890,940 ordinary shares of the Company)	1,146,252

Fair value of total consideration transferred	1,427,871

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	181,538
Available-for-sale investments	9,000
Equipment and leasehold improvements	6,236
Intangible assets	429,806
Other assets	95,568
Accounts payable	(12,580)
Accrued employee benefits	(67,579)
Deferred tax liabilities	(103,273)
Other liabilities	(176,568)

Total identifiable net assets acquired	362,148
Goodwill	1,065,723

Total	1,427,871

The fair value of the 200,890,940 ordinary shares issued as part of the consideration paid for Gold Master HK (RMB 1,146 million) was determined on the basis of the closing market price of the Company’s ordinary shares on the acquisition date.

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The acquired intangible assets include a customer list of RMB 239.31 million (6-year weighted average useful life), a trademark of RMB 150.64 million (10-year weighted average useful life), a licence in Shanghai Exchange of RMB 37.00 million (indefinite-lived intangible assets) and software of RMB 2.86 million (10-year weighted average useful life).

As a result of the acquisition, the Group is expected to enhance its presence on the Shanghai Exchange and extend its leadership from spot trading of silver to gold. It also expects to reduce costs through economy of scale. The goodwill of RMB 1,065.72 million arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for tax purpose.

(5)Other acquisitions in 2016

The Group also completed other business combinations during 2016, including Da Xiang Ping Tai, Yin He You and Yin Ru Yi, which the Group expected to complement its existing businesses and achieve synergies. The results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since their respective dates of acquisition.

The Group completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

Consideration
Cash	48,058

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	38,726
Equipment and leasehold improvements	3,766
Intangible assets	89
Other assets	75,295
Accounts payable	(611)
Accrued employee benefits	(1,935)
Other liabilities	(68,050)

Total identifiable net assets acquired	47,280
Noncontrolling interest	(3,000)
Goodwill	3,778

Total	48,058